Vanguard® Wellington U.S. Growth Active ETF
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Communication Services (15.0%)
	Alphabet Inc. Class A	9,699	3,466
	Meta Platforms Inc. Class A	1,162	655
*	Space Exploration Technologies Corp. Class A	1,371	234
*	Netflix Inc.	1,288	92
			4,447
Consumer Discretionary (9.5%)
*	Amazon.com Inc.	2,319	553
*	Tesla Inc.	1,314	553
*	MercadoLibre Inc.	280	475
*	Airbnb Inc. Class A	3,103	444
*	DoorDash Inc. Class A	1,449	267
*	Champion Homes Inc.	2,459	217
*	Coupang Inc.	12,007	209
*	Flutter Entertainment plc	1,033	105
			2,823
Financials (4.3%)
	Mastercard Inc. Class A	1,841	946
	HA Sustainable Infrastructure Capital Inc.	8,309	324
			1,270
Health Care (9.0%)
	Eli Lilly & Co.	1,114	1,336
*	Natera Inc.	1,748	475
*	Revolution Medicines Inc.	1,859	348
*	Argenx SE ADR	373	346
*	Vertex Pharmaceuticals Inc.	339	168
			2,673
Industrials (5.8%)
*	Axon Enterprise Inc.	795	446
*	Bloom Energy Corp. Class A	1,346	407
*	Nextpower Inc. Class A	2,497	298
*	Grab Holdings Ltd. Class A	72,678	274
*	Clean Harbors Inc.	803	240
	Regal Rexnord Corp.	273	65
			1,730
Information Technology (52.0%)
	NVIDIA Corp.	23,087	4,619
	Micron Technology Inc.	1,545	1,783
	Broadcom Inc.	4,290	1,621
	Microsoft Corp.	3,636	1,356
*	Advanced Micro Devices Inc.	2,095	1,217
	Apple Inc.	4,014	1,162
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,980	946
	ASML Holding NV GDR (Registered)	431	857
*	Coherent Corp.	1,126	444
*	Samsara Inc. Class A	10,057	326
*	Sandisk Corp.	140	318
*	Unity Software Inc.	10,621	304
*	Shopify Inc. Class A (XTSE)	2,347	268
*	HubSpot Inc.	899	164
*	Quantinuum Inc. Class A	312	26
			15,411
Other (1.9%)
	iShares Russell 1000 Growth ETF	4,566	567
Real Estate (1.9%)
	Welltower Inc.	2,468	560
Total Common Stocks (Cost $28,737)			29,481

		Shares	Market Value ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 3.682% (Cost $—)	4	—
Total Investments (99.4%) (Cost $28,737)			29,481
Other Assets and Liabilities—Net (0.6%)			174
Net Assets (100%)			29,655
Cost is in $000.

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2026, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.